SEGMENT INFORMATION - Different geographic locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues generated by geographic location of customers' headquarter
Net revenues	$ 7,468,610	$ 5,277,169	$ 3,476,495
Total long-lived assets	2,312,589	1,635,429
The Americas
Revenues generated by geographic location of customers' headquarter
Net revenues	2,793,651	2,279,594	1,221,105
United States
Revenues generated by geographic location of customers' headquarter
Net revenues	1,963,956	1,590,573	696,101
Total long-lived assets	5,545	5,499
Brazil
Revenues generated by geographic location of customers' headquarter
Net revenues	623,331	442,603	284,478
Total long-lived assets	242,761	710
Canada
Revenues generated by geographic location of customers' headquarter
Net revenues	49,148	30,792	100,284
Total long-lived assets	6,200	9,269
Chile
Revenues generated by geographic location of customers' headquarter
Net revenues	37,370	18,461	4,872
Mexico
Revenues generated by geographic location of customers' headquarter
Net revenues	31,912	139,611	118,846
Others
Revenues generated by geographic location of customers' headquarter
Net revenues	87,934	57,554	16,524
Asia and other regions
Revenues generated by geographic location of customers' headquarter
Net revenues	2,739,779	2,139,070	1,620,840
PRC
Revenues generated by geographic location of customers' headquarter
Net revenues	1,904,862	1,207,003	504,656
Total long-lived assets	1,668,177	1,252,189
Japan
Revenues generated by geographic location of customers' headquarter
Net revenues	325,344	509,233	560,701
Total long-lived assets	14,440	16,413
India
Revenues generated by geographic location of customers' headquarter
Net revenues	197,772	142,300	61,141
Pakistan
Revenues generated by geographic location of customers' headquarter
Net revenues	73,531	48,838	15,417
Taiwan
Revenues generated by geographic location of customers' headquarter
Net revenues	67,411	7,702	24,422
Hong Kong
Revenues generated by geographic location of customers' headquarter
Net revenues	46,254	9,979	13,571
U.A.E
Revenues generated by geographic location of customers' headquarter
Net revenues	15,974	6,168	53,981
Thailand
Revenues generated by geographic location of customers' headquarter
Net revenues	9,941	59,451	6,108
Total long-lived assets	276,497	266,870
Vietnam
Revenues generated by geographic location of customers' headquarter
Net revenues	9,078	19,956	289,621
Others
Revenues generated by geographic location of customers' headquarter
Net revenues	89,612	128,440	91,222
Europe
Revenues generated by geographic location of customers' headquarter
Net revenues	1,935,180	858,505	634,550
Total long-lived assets	27,182	1,824
Spain
Revenues generated by geographic location of customers' headquarter
Net revenues	434,841	100,658	138,972
Australia
Revenues generated by geographic location of customers' headquarter
Net revenues	393,959	165,772	120,403
Germany
Revenues generated by geographic location of customers' headquarter
Net revenues	322,189	231,995	119,035
Netherlands
Revenues generated by geographic location of customers' headquarter
Net revenues	136,375	104,715	96,372
South Africa
Revenues generated by geographic location of customers' headquarter
Net revenues	118,458	90,761	49,375
United Kingdom
Revenues generated by geographic location of customers' headquarter
Net revenues	106,662	7,749	8,842
Czech
Revenues generated by geographic location of customers' headquarter
Net revenues	79,414	34,604	16,144
Ireland
Revenues generated by geographic location of customers' headquarter
Net revenues	63,740	7,844
Romania
Revenues generated by geographic location of customers' headquarter
Net revenues	31,804	3,699	1,258
France
Revenues generated by geographic location of customers' headquarter
Net revenues	31,147	25,980	29,974
Argentina
Revenues generated by geographic location of customers' headquarter
Total long-lived assets	66,017	68,508
Others
Revenues generated by geographic location of customers' headquarter
Net revenues	216,591	84,728	$ 54,175
Others
Revenues generated by geographic location of customers' headquarter
Total long-lived assets	$ 5,770	$ 14,147